LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
LEASE OBLIGATIONS
Schedule of Maturities of Finance Leases Liabilities

December 31,
2021
2022	358
2023	215
2024	124
2025	75
2026 and thereafter	53
Total undiscounted minimum lease payments	825
Less: amount representing interest	(55)
Present value of minimum lease payments	770
Less: current portion	(340)
Long-term portion	430

December 31,
2020
2021	360
2022	280
2023	190
2024	72
2025 and thereafter	28
Total undiscounted minimum lease payments	930
Less: amount representing interest	(33)
Present value of minimum lease payments	899
Less: current portion	(344)
Long-term portion	555

Schedule of Maturities of Operating Leases Liabilities

December 31,
2021
2022	673
2023	523
2024	277
2025	69
2026 and thereafter	20
Total undiscounted minimum lease payments	1,562
Less: current portion	(673)
Long-term portion	888

December 31,
2020
2021	803
2022	523
2023	381
2024	195
2025 and thereafter	—
Total undiscounted minimum lease payments	1,901
Less: current portion	(802)
Long-term portion	1,099